Derivatives and Convertible Debentures - Hierarchy Level (Details) - FVTPL - Derivatives and Convertible Debentures - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	$ 26,283	$ 7,249
Repayment	(3,238)	(8,051)
Adjustments		100
Unrealized gain (loss) on changes in fair value	(1,998)	1,462
Realized gain (loss) on changes in fair value	(14,478)
Foreign exchange	680
Ending balance	7,249	760
ACI
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealized gain (loss) on changes in fair value	(1,400)	0
Level 2 | ACI
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	1,418	0
Repayment	0	0
Adjustments		0
Unrealized gain (loss) on changes in fair value	(1,418)	0
Realized gain (loss) on changes in fair value	0
Foreign exchange	0
Ending balance	0	0
Level 2 | High Tide
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	8,442	7,114
Repayment	(748)	(7,916)
Adjustments		100
Unrealized gain (loss) on changes in fair value	(580)	1,462
Realized gain (loss) on changes in fair value	0
Foreign exchange	0
Ending balance	7,114	760
Level 3 | Investee-B
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	13,961	135
Repayment	0	(135)
Adjustments		0
Unrealized gain (loss) on changes in fair value	0	0
Realized gain (loss) on changes in fair value	(14,506)
Foreign exchange	680
Ending balance	135	0
Level 3 | Investee-C
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	2,462	0
Repayment	(2,490)	0
Adjustments		0
Unrealized gain (loss) on changes in fair value	0	0
Realized gain (loss) on changes in fair value	28
Foreign exchange	0
Ending balance	$ 0	$ 0